CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 150,414	$ 171,520
Restricted cash, current	35,814
Short-term investments	8,592	62,412
Accounts receivable (net of allowance of US$7,277 and US$9,217 as of December 31, 2010 and 2011, respectively)	27,697	22,353
Prepayments and other current assets	9,695	10,543
Loans receivable	26,143	10,570
Amounts due from related parties	1,595
Deferred tax assets, current	1,602	2,129
Total current assets	261,552	279,527
Non-current assets:
Property and equipment, net	68,064	7,549
Restricted cash, non-current	247,631
Deferred tax assets, non-current	1,407	619
Deposit for non-current assets		4,600
Other non-current assets	1,717	1,472
Total non-current assets	318,819	14,240
Total assets	580,371	293,767
Current liabilities:
Short-term loans	255,570	3,600
Deferred revenue	73,620	56,968
Accrued expenses and other liabilities	52,490	46,349
Dividend payable	51,969	39,635
Income tax payable	16,158	14,329
Total current liabilities	449,807	160,881
Deferred tax liabilities, non-current	38,581	10,219
Total non-current liabilities	38,581	10,219
Total liabilities	488,388	171,100
Commitments and contingencies
Shareholders' equity:
Ordinary shares	10,032	9,764
Additional paid-in capital	49,838	39,399
Accumulated other comprehensive income	21,853	10,293
Retained earnings	10,185	63,108
Total SouFun Holdings Limited's equity	91,908	122,564
Noncontrolling interests	75	103
Total shareholders' equity	91,983	122,667
Total liabilities and shareholders' equity	$ 580,371	$ 293,767